Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 3 - BASIS OF PRESENTATION

The Company’s financial statements and notes are the representations of the Company’s management. Accounting policies adopted by the Company conform to generally accepted accounting principles in the United States and have been consistently applied in the Company’s presentation of its financial statements.